Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0000811809
Registrant Name	BHP Group Limited
Registration File Number	333-269898
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES